Acquisitions and Dispositions (Acquisition Of Scana) (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended					2 Months Ended	3 Months Ended									12 Months Ended
		Sep. 16, 2016	Feb. 28, 2019	Jan. 31, 2019	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Oct. 31, 2017	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Dec. 31, 2015
Business Acquisition And Dispositions [Line Items]
Stock issued during period for acquisition, shares				22,500,000
Stock issued during period for acquisition, value				$ 1,600
Regulatory Liabilities										$ 7,196				$ 7,109				$ 7,196	$ 7,109
Regulatory liabilities-current	[1]									356				193				356	193
After tax charge in statements of income										641	$ 854	$ 449	$ 503	1,312	$ 665	$ 390	$ 632	2,447	2,999	$ 2,123
Other Commitment, Fiscal Year Maturity [Abstract]
Cash, restricted cash and equivalents										391				185				391	185	$ 322		$ 632
Deferred tax asset recorded on federal net operating loss carryforwards										1,800								1,800
Deferred tax asset recorded on state net operating loss carryforwards										2,400								2,400
Valuation allowance, deferred tax asset, change in amount																		0
Unrecognized Tax Benefits, Increase Resulting from Acquisition																		106
Property, plant and equipment, in service										$ 76,578				$ 74,823				$ 76,578	$ 74,823
Intangible assets, weighted-average amortization period																		15 years
Preferred stock, shares authorized										20,000,000				20,000,000				20,000,000	20,000,000
Return of equity percentage																				10.50%
Decrease in revenue requirement, natural gas rates																		$ 20
Decrease in revenue requirement, adjustments to customer rates																		13
Before tax charge in statements of income																		3,129	$ 3,090	$ 2,867
Liabilities recorded										$ 55,866				$ 57,215				55,866	$ 57,215
SCANA
Other Commitment, Fiscal Year Maturity [Abstract]
Charitable contributions, annual committed increase for next five years		$ 1
SCANA
Business Acquisition And Dispositions [Line Items]
Common stock agreed to issue				66.90%
Stock issued during period for acquisition, shares				95,600,000
Stock issued during period for acquisition, value				$ 6,800
Combination debt outstanding				6,900						13,083								$ 13,083
Business combination, refund to customers				$ 2,000
Period to provide refund to customer				20 years					11 years									20 years
Regulatory Liabilities								$ 1,100	$ 1,000
Refund Liability to electric service customers										1,000								$ 1,000
Reduction in operating revenue									(1,000)
Regulatory liabilities-current									140
After tax charge in statements of income									(756)
Business combination cost related to exclusion from rate recovery				$ 2,400														105
Remaining regulatory asset				2,800						4,219								4,219
Other Commitment, Fiscal Year Maturity [Abstract]
Charitable contributions, annual committed increase for next five years		$ 1
Cash, restricted cash and equivalents										389								389
Restricted cash										115								115
Equity method investment										20								20
Business combination cost related to exclusion from rate recovery, after tax charge																		79
Property, plant and equipment, in service										16,331								16,331
Regulatory assets for deferred income tax										190								190
Regulatory assets deferred, expected to be recognized									145
Intangible assets										281								281
Intangible assets, accumulated amortization										181								$ 181
Intangible assets, weighted-average amortization period																		5 years
Tender offer expire date			Mar. 31, 2019
Repurchase of medium term notes			$ 300
Preferred stock, shares authorized			1,000
Preferred stock, no par value			$ 0
Provision of bill credits impact on retail electric customer rates																		$ 100
Reduction in base rates to retail electric customers																		67
Transaction cost																		27
SCANA | Provision for future cost of removal and AROs
Other Commitment, Fiscal Year Maturity [Abstract]
Purchase price allocation																		577
Business combination, consideration, liabilities incurred																		$ 23
SCANA | Minimum
Other Commitment, Fiscal Year Maturity [Abstract]
Charitable contributions, period committed for annual increase		5 years
Estimated useful lives																		5 years
SCANA | Maximum
Other Commitment, Fiscal Year Maturity [Abstract]
Estimated useful lives																		78 years
SCANA | SCE&G Ratepayer Case [Member]
Business Acquisition And Dispositions [Line Items]
After tax charge in statements of income									(135)
Other Commitment, Fiscal Year Maturity [Abstract]
Escrow account										$ 2,000								$ 2,000
Credit in future electric rate relief																		2,000
Cash payment																		115
Before tax charge in statements of income									$ (180)
SCANA | SCE&G Ratepayer Case [Member] | Minimum
Other Commitment, Fiscal Year Maturity [Abstract]
Proceeds from sale of property																		60
SCANA | SCE&G Ratepayer Case [Member] | Maximum
Other Commitment, Fiscal Year Maturity [Abstract]
Proceeds from sale of property																		$ 85
SCANA | Toshiba Corporation
Business Acquisition And Dispositions [Line Items]
Cash consideration								$ 1,100
SCANA | Columbia Energy
Business Acquisition And Dispositions [Line Items]
Business combination cost related to exclusion from rate recovery				180
SCANA | V.C. Summer Units
Other Commitment, Fiscal Year Maturity [Abstract]
Equity method investment, ownership percentage										66.70%								66.70%
Property, plant and equipment, in service										$ 1,500								$ 1,500
Property, plant and equipment, accumulated depreciation										644								644
Property, plant and equipment, under construction										$ 128								$ 128
SCE&G [Member]
Other Commitment, Fiscal Year Maturity [Abstract]
Equity method investment, ownership percentage										55.00%								55.00%
Repurchase of first mortgage bonds			$ 1,000
Purchase of additional first mortgage bonds			$ (1,200)
Tender offer expire date			Mar. 31, 2019
Preferred stock, shares authorized																					20,000,000
Percentage of average residential electric bill						18.00%
Reduction in revenue						$ 31
Recover of cost and net lost revenue with incentive				30
Liabilities recorded										$ 11								$ 11
Contesting amount for filed liens in Fairfield country					$ 285
Maximum assessment cost,per incident																		92
Maximum yearly assessment per nuclear incident																		14
Maximum amount of coverage to nuclear facility for property damage and outage costs										$ 2,800								2,800
Maximum loss for a single nuclear incident																		2,800
Maximum prosepective insurance premium per nuclear incident																		23
NEIL Maximum Insurance Coverage To Nuclear Facility For Property Damage And Outage Costs From Non-Nuclear Event																		415
Maximum Retrospective Premium Assessment																		$ 2
SCE&G [Member] | SCDOR [Member]
Other Commitment, Fiscal Year Maturity [Abstract]
Proportional share with NND project							100.00%
Proposed assessment amount from audit							$ 410
SCE&G [Member] | South Carolina [Member]
Other Commitment, Fiscal Year Maturity [Abstract]
Amount claimed by plaintiffs in legal matter						$ 75
Proportional share with NND project						55.00%
SCE&G [Member] | Revolving Credit Facility
Other Commitment, Fiscal Year Maturity [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity				$ 6,000

[1]	Current regulatory liabilities are presented in other current liabilities in Dominion Energy and Dominion Energy Gas’ Consolidated Balance Sheets.